UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-06351

Name and Address of Registrant:

Green Century Funds
114 State Street
Suite 200
Boston, Massachusetts 02109

Name and address of agent for service:

Green Century Capital Management, Inc.
114 State Street
Suite 200
Boston, Massachusetts  02109

Registrant’s telephone number: (617) 482-0800

Date of fiscal year end: July 31

Date of reporting period: October 31, 2011

Item 1.  Schedule of Investments

The Schedules of Investments for the Green Century Funds are set forth below.

GREEN CENTURY BALANCED FUND
PORTFOLIO OF INVESTMENTS
October 31, 2011
(Unaudited)

	SHARES	VALUE
Common Stocks - 66.6%
Healthcare Equipment & Services - 6.6%
Baxter International, Inc.	19,756	$1,086,185
Becton, Dickinson and Company	11,012	861,469
Cerner Corporation (a)	3,177	201,517
Hologic, Inc. (a)	13,544	218,329
UnitedHealth Group, Inc.	18,840	904,132
Zimmer Holdings, Inc. (a)	7,693	404,882
		3,676,514
Software & Services - 6.5%
International Business Machines Corporation	7,059	1,303,303
MasterCard, Inc., Class A	3,452	1,198,673
Oracle Corporation	34,113	1,117,883
		3,619,859
Capital Goods - 6.2%
ABB Ltd. American Depositary Receipt (a)(b)	9,246	173,917
Cummins, Inc.	5,431	540,004
Donaldson Company, Inc.	8,210	525,851
Lincoln Electric Holdings, Inc.	33,892	1,233,669
Pentair, Inc.	10,554	379,416
W.W. Grainger, Inc.	3,708	635,218
		3,488,075
Renewable Energy & Energy Efficiency - 5.7%
First Solar, Inc. (a)	2,187	108,847
International Rectifier Corporation (a)	21,000	510,090
ITC Holdings Corporation	12,121	880,954
Itron, Inc. (a)	6,412	235,898
Johnson Controls, Inc.	9,647	317,676
OM Group, Inc. (a)	11,345	327,984
Polypore International, Inc. (a)	7,507	393,742
Quanta Services, Inc. (a)	9,600	200,544
STR Holdings, Inc. (a)	12,957	110,782
Suntech Power Holdings Company Ltd. American Depository Receipt (a)(b)	32,793	89,853
		3,176,370
Insurance - 4.3%
Aflac, Inc.	7,037	317,298
Chubb Corporation	17,212	1,154,065
Hartford Financial Services Group, Inc. (The)	30,194	581,235
HCC Insurance Holdings, Inc.	13,809	367,457
		2,420,055
Technology Hardware & Equipment - 4.3%
Apple, Inc. (a)	3,594	1,454,780
EMC Corporation (a)	21,075	516,548
QUALCOMM, Inc.	8,310	428,796
		2,400,124
Diversified Financials - 3.2%
American Express Company	20,163	1,020,651
JPMorgan Chase & Company	22,755	790,964
		1,811,615

Telecommunication Services - 3.2%
AT&T, Inc.	24,745	$725,276
BT Group PLC American Depositary Receipt (b)	8,664	262,000
Vodafone Group PLC American Depositary Receipt (b)	28,223	785,728
		1,773,004
Food & Beverage - 2.9%
Diamond Foods, Inc.	3,165	208,099
General Mills, Inc.	300	11,559
Green Mountain Coffee Roasters, Inc. (a)	2,900	188,558
J. M. Smucker Company (The)	15,672	1,207,057
		1,615,273
Transportation - 2.8%
Kansas City Southern (a)	9,763	616,728
United Parcel Service, Inc., Class B	13,799	969,242
		1,585,970
Pharmaceuticals & Biotechnology - 2.6%
Amgen, Inc.	6,317	361,774
Novartis A.G. American Depositary Receipt (b)	14,185	801,027
Shire PLC American Depositary Receipt (b)	3,319	312,982
		1,475,783
Retailing - 2.4%
Men's Wearhouse, Inc. (The)	17,949	554,265
Nordstrom, Inc.	16,101	816,160
		1,370,425
Food & Staples Retailing - 2.4%
Costco Wholesale Corporation	15,934	1,326,505
Banks - 2.2%
Barclays PLC American Depositary Receipt (b)	15,415	192,842
Webster Financial Corporation	7,805	153,290
Wells Fargo & Company	34,077	882,935
		1,229,067
Semiconductors - 2.1%
Aixtron SE NA American Depositary Receipt (b)	5,449	76,722
Applied Materials, Inc.	26,281	323,782
GT Advanced Technologies, Inc. (a)	22,677	185,951
Intel Corporation	23,845	585,156
		1,171,611
Consumer Services - 2.0%
Starbucks Corporation	17,855	755,980
Starwood Hotels & Resorts Worldwide, Inc.	7,016	351,572
		1,107,552
Materials - 1.9%
Ecolab, Inc.	5,936	319,594
Minerals Technologies, Inc.	10,056	551,471
Sims Metal Management Ltd. American Depositary Receipt (b)	13,054	187,195
		1,058,260
Consumer Durables & Apparel - 1.8%
Jarden Corporation	32,172	1,030,469
Healthy Living - 1.0%
Whole Foods Market, Inc.	8,141	587,129
Real Estate - 1.0%
ProLogis, Inc.	18,943	563,744
Household & Personal Products - 1.0%
Church & Dwight Company, Inc.	8,662	382,687
Colgate-Palmolive Company	1,981	179,023
		561,710

Media - 0.5%
Discovery Communications, Inc., Class A (a)	6,590	$286,401

Total Common Stocks (Cost $33,090,685)		37,335,515
	PRINCIPAL AMOUNT	VALUE
Corporate Bonds & Notes - 21.0%
Diversified Financials - 6.4%
Bank of New York Mellon Corporation (The) 4.30%, due 5/15/14	$500,000	541,276
Deutsche Bank A.G. 3.25%, due 1/11/16(b)	500,000	511,708
Goldman Sachs Group, Inc. (The) 6.60%, due 1/15/12	500,000	505,634
JPMorgan Chase & Company 4.50%, due 1/15/12	500,000	504,316
JPMorgan Chase & Company 5.125%, due 9/15/14	500,000	532,617
Morgan Stanley 3.80%, due 4/29/16	500,000	484,236
UBS A.G. 3.00%, due 8/4/15(b)(c)	500,000	496,109
		3,575,896
Renewable Energy & Energy Efficiency - 3.7%
International Bank for Reconstruction & Development 2.00%, due 10/20/16	500,000	516,799
International Finance Corporation 2.25%, due 4/28/14	1,000,000	1,000,769
Johnson Controls, Inc. 5.50%, due 1/15/16	500,000	560,175
		2,077,743
Pharmaceuticals & Biotechnology - 3.0%
Abbott Laboratories 5.60%, due 11/30/17	500,000	594,134
Amgen, Inc. 4.85%, due 11/18/14	500,000	558,293
Wyeth 5.50%, due 3/15/13(c)	500,000	532,994
		1,685,421
Software & Services - 2.8%
International Business Machines Corporation 2.00%, due 1/5/16	500,000	512,421
Microsoft Corporation 1.625%, due 9/25/15	500,000	512,195
Oracle Corporation 3.75%, due 7/8/14	500,000	542,625
		1,567,241
Telecommunication Services - 2.8%
AT&T, Inc. 2.50%, due 8/15/15	500,000	514,869
BellSouth Corporation 4.75%, due 11/15/12	500,000	519,823
Verizon Communications, Inc. 5.25%, due 4/15/13	500,000	532,107
		1,566,799
Technology Hardware & Equipment - 1.9%
Dell, Inc. 2.30%, due 9/10/15	500,000	513,306

Hewlett-Packard Company 4.75%, due 6/2/14	$500,000	$539,101
		1,052,407
Healthcare Equipment & Services - 0.4%
UnitedHealth Group, Inc. 4.875%, due 4/1/13	250,000	262,521

Total Corporate Bonds & Notes (Cost $11,396,390)		11,788,028

U.S. Government Agencies - 9.8%
Fannie Mae Pool 5.50%, due 3/1/12	6,252	6,268
Federal Agricultural Mortgage Corporation 2.57%, due 12/30/15	500,000	501,858
Federal Farm Credit Bank 5.125%, due 8/25/16	500,000	591,042
Federal Home Loan Bank 3.125%, due 12/13/13	550,000	580,857
Federal Home Loan Bank 5.625%, due 6/13/16	1,000,000	1,121,418
Federal Home Loan Bank 3.875%, due 12/14/18	550,000	612,281
Federal Home Loan Banks 3.40%, due 8/5/20	500,000	500,152
Federal Home Loan Mortgage Corporation 2.25%, due 12/15/17(c)	500,000	501,223
Federal Home Loan Mortgage Corporation 3.75%, due 3/27/19	500,000	562,829
Federal National Mortgage Association 1.05%, due 5/16/16(c)	500,000	502,367

Total U.S. Government Agencies (Cost $5,185,710)		5,480,295

Certificates Of Deposit - 0.2%
Self Help Credit Union Environmental Certificate of Deposit 2.00%, due 8/8/12	95,000	95,000

Total Certificates Of Deposit (Cost $95,000)		95,000

Short-term Obligation - 2.3%
Repurchase Agreement - State Street Bank & Trust Repurchase Agreement, 0.01%, dated 10/31/11, due 11/1/11, proceeds $1,318,505 (collateralized by Fannie Mae, 4.00%, due 12/25/2024, value $1,345,331) (Cost $1,318,505)		1,318,505

TOTAL INVESTMENTS (d) - 99.9% (Cost $51,086,290)		56,017,343
Other Assets Less Liabilities - 0.1%		81,362
NET ASSETS -100.0%		$56,098,705

(a)  Non-income producing security.
(b)  Securities whose values are determined or significantly influenced by trading in markets other than the United States or Canada.
(c)  Step rate bond.  Rate shown is currently in effect at October 31, 2011.
(d)  The cost of investments for federal income tax purposes is $51,086,290 resulting in gross unrealized appreciation and depreciation of $7,135,148 and $2,204,095 respectively, or net unrealized appreciation of $4,931,053.

See Notes to Schedule of Investments

GREEN CENTURY EQUITY FUND
PORTFOLIO OF INVESTMENTS
October 31, 2011
(Unaudited)

	SHARES	VALUE
Common Stocks - 99.7%
Software & Services - 14.4%
Adobe Systems, Inc. (a)	4,970	$146,168
Advent Software, Inc. (a)	340	9,316
Autodesk, Inc. (a)	2,259	78,161
Automatic Data Processing, Inc.	4,904	256,626
BMC Software, Inc. (a)	1,757	61,073
Compuware Corporation (a)	2,246	18,979
Convergys Corporation (a)	1,314	14,060
eBay, Inc. (a)	11,444	364,263
Electronic Arts, Inc. (a)	3,303	77,125
Factset Research Systems, Inc.	436	43,347
Google, Inc., Class A (a)	2,484	1,472,118
International Business Machines Corporation	11,891	2,195,435
Microsoft Corporation	74,496	1,983,828
Monster Worldwide, Inc. (a)	1,150	10,615
Paychex, Inc.	3,204	93,365
Red Hat, Inc. (a)	1,902	94,434
Salesforce.com, Inc. (a)	1,243	165,530
Symantec Corporation (a)	7,355	125,109
Yahoo!, Inc. (a)	12,105	189,322
		7,398,874
Pharmaceuticals & Biotechnology - 11.7%
Abbott Laboratories	15,260	822,056
Affymetrix, Inc. (a)	500	2,795
Allergan, Inc.	2,980	250,678
Amgen, Inc.	9,127	522,703
Amylin Pharmaceuticals, Inc. (a)	1,214	13,985
Biogen Idec, Inc. (a)	2,253	262,159
Bristol-Myers Squibb Company	16,742	528,880
Cubist Pharmaceuticals, Inc. (a)	602	22,762
Endo Pharmaceuticals Holdings, Inc. (a)	1,169	37,770
Gilead Sciences, Inc. (a)	7,722	321,698
Hospira, Inc. (a)	1,648	51,830
Illumina, Inc. (a)	1,209	37,020
Johnson & Johnson	26,924	1,733,636
Life Technologies Corporation (a)	1,771	72,027
Merck & Company, Inc.	30,292	1,045,074
Techne Corporation	350	24,080
Thermo Fisher Scientific, Inc. (a)	3,752	188,613
Waters Corporation (a)	891	71,387
		6,009,153
Technology Hardware & Equipment - 7.4%
Cisco Systems, Inc.	53,952	999,731
Corning, Inc.	15,472	221,095
Dell, Inc. (a)	16,628	262,889
Echelon Corporation (a)	282	1,906
EMC Corporation (a)	20,169	494,342
Hewlett-Packard Company	21,214	564,505
Imation Corporation (a)	300	2,016
Lexmark International, Inc.	772	24,472
Molex, Inc.	606	14,962
NetApp, Inc. (a)	3,621	148,316

Plantronics, Inc.	479	$16,003
Polycom, Inc. (a)	1,732	28,630
QUALCOMM, Inc.	16,387	845,569
Seagate Technology plc	4,238	68,444
Silicon Graphics International Corporation (a)	280	4,049
Super Micro Computer, Inc. (a)	281	4,496
Tellabs, Inc.	3,253	14,086
Xerox Corporation	13,890	113,620
		3,829,131
Capital Goods - 5.8%
3M Company	6,624	523,428
A.O. Smith Corporation	378	14,046
AMETEK, Inc.	1,553	61,375
Apogee Enterprises, Inc.	300	3,276
Brady Corporation, Class A	450	13,824
Broadwind Energy, Inc. (a)	488	200
CLARCOR, Inc.	450	21,816
Cooper Industries Ltd., Class A	1,623	85,143
Cummins, Inc.	1,823	181,261
Deere & Company	4,117	312,480
Donaldson Company, Inc.	712	45,604
EMCOR Group, Inc.	693	17,373
Emerson Electric Company	7,363	354,308
Fastenal Company	2,754	104,900
Gardner Denver, Inc.	502	38,820
General Cable Corporation (a)	513	14,384
Graco, Inc.	610	26,193
Granite Construction, Inc.	330	7,425
Hubbell, Inc., Class B	543	32,466
Illinois Tool Works, Inc.	4,396	213,777
Ingersoll-Rand PLC	3,258	101,421
Kadant, Inc. (a)	100	2,165
Lincoln Electric Holdings, Inc.	764	27,810
Lindsay Corporation	110	6,391
Masco Corporation	3,512	33,715
Middleby Corporation (a)	175	14,749
Nordson Corporation	580	26,895
Owens Corning (a)	1,171	33,233
Pall Corporation	1,152	58,948
Pentair, Inc.	1,006	36,166
Rockwell Automation, Inc.	1,406	95,116
Roper Industries, Inc.	939	76,153
Simpson Manufacturing Company, Inc.	395	12,111
Snap-On, Inc.	547	29,357
Spirit Aerosystems Holdings, Inc. (a)	1,182	20,177
Stanley Black & Decker, Inc.	1,568	100,117
Tennant Company	150	5,803
Thomas & Betts Corporation (a)	471	23,404
Timken Company	845	35,591
W.W. Grainger, Inc.	580	99,360
WABCO Holdings, Inc. (a)	665	33,390
Westinghouse Air Brake Technologies Corporation	470	31,575
		2,975,746
Energy - 5.4%
Apache Corporation	3,759	374,509
Cameron International Corporation (a)	2,412	118,526
Chesapeake Energy Corporation	6,433	180,896
Clean Energy Fuels Corporation (a)	568	6,714
Denbury Resources, Inc. (a)	3,953	62,062
Devon Energy Corporation	3,933	255,448
Diamond Offshore Drilling, Inc.	693	45,419
EOG Resources, Inc.	2,628	235,022
EQT Corporation	1,394	88,519

Hess Corporation	3,008	$188,180
National Oilwell Varco, Inc.	4,141	295,378
Newfield Exploration Company (a)	1,327	53,425
Noble Corporation	2,488	89,419
Noble Energy, Inc.	1,723	153,933
OYO Geospace Corporation (a)	49	3,850
Pioneer Natural Resources Company	1,035	86,837
QEP Resources, Inc.	1,735	61,679
Quicksilver Resources, Inc. (a)	895	6,892
Range Resources Corporation	1,588	109,318
Southwestern Energy Company (a)	3,434	144,365
Spectra Energy Corporation	6,383	182,745
Ultra Petroleum Corporation (a)	1,481	47,185
		2,790,321
Household & Personal Products - 5.4%
Avon Products, Inc.	4,243	77,562
Clorox Company	1,316	88,093
Colgate-Palmolive Company	4,808	434,499
Estee Lauder Companies, Inc. (The), Class A	1,170	115,186
Kimberly-Clark Corporation	3,863	269,290
Nu Skin Enterprises, Inc., Class A	520	26,276
Procter & Gamble Company	27,418	1,754,478
WD-40 Company	170	7,483
		2,772,867
Healthcare Equipment & Services - 5.1%
Baxter International, Inc.	5,596	307,668
Becton, Dickinson and Company	2,150	168,194
Cerner Corporation (a)	1,396	88,548
CIGNA Corporation	2,673	118,521
Cross Country Healthcare, Inc. (a)	200	1,000
Edwards Lifesciences Corporation (a)	1,128	85,074
Gen-Probe, Inc. (a)	481	28,908
Health Management Associates, Inc., Class A (a)	2,492	21,830
Henry Schein, Inc. (a)	904	62,665
Hill-Rom Holdings, Inc.	600	20,202
Humana, Inc.	1,662	141,087
Idexx Laboratories, Inc. (a)	573	41,250
Intuitive Surgical, Inc. (a)	387	167,904
Invacare Corporation	300	6,735
McKesson Corporation	2,469	201,347
Medtronic, Inc.	10,492	364,492
Molina Healthcare, Inc. (a)	262	5,549
Patterson Companies, Inc.	971	30,557
Quest Diagnostics, Inc.	1,545	86,211
St. Jude Medical, Inc.	3,237	126,243
Stryker Corporation	2,848	136,448
Varian Medical Systems, Inc. (a)	1,144	67,176
WellPoint, Inc.	3,592	247,489
Zimmer Holdings, Inc. (a)	1,871	98,471
		2,623,569
Retailing - 5.0%
AutoZone, Inc. (a)	243	78,632
Bed Bath & Beyond, Inc. (a)	2,453	151,694
Best Buy Company, Inc.	3,213	84,277
Buckle, Inc. (The)	280	12,477
Carmax, Inc. (a)	2,225	66,883
Charming Shoppes, Inc. (a)	800	2,776
Collective Brands, Inc. (a)	630	9,204
Foot Locker, Inc.	1,552	33,927
Gap, Inc. (The)	4,005	75,694
Genuine Parts Company	1,564	89,821
Home Depot, Inc.	15,679	561,308

J.C. Penney Company, Inc.	1,565	$50,205
Kohl's Corporation	2,684	142,279
Lowe's Companies, Inc.	12,754	268,089
Men's Wearhouse, Inc. (The)	500	15,440
Netflix, Inc. (a)	495	40,630
Nordstrom, Inc.	1,730	87,694
Office Depot, Inc. (a)	2,500	5,725
OfficeMax, Inc. (a)	863	4,419
Pep Boys - Manny, Moe & Jack (The)	500	5,750
RadioShack Corporation	1,019	12,136
Staples, Inc.	7,080	105,917
Target Corporation	6,422	351,604
Tiffany & Company	1,197	95,437
TJX Companies, Inc.	3,793	223,521
		2,575,539
Food & Beverage - 4.9%
Campbell Soup Company	1,879	62,477
Darling International, Inc. (a)	1,162	16,291
Dean Foods Company (a)	1,872	18,196
Flowers Foods, Inc.	1,149	23,198
General Mills, Inc.	6,262	241,275
Green Mountain Coffee Roasters, Inc. (a)	1,343	87,322
H.J. Heinz Company	3,166	169,191
J. M. Smucker Company (The)	1,136	87,495
Kellogg Company	2,466	133,682
Kraft Foods, Inc., Class A	16,392	576,670
McCormick & Company, Inc.	1,154	56,038
PepsiCo, Inc.	15,523	977,173
Sara Lee Corporation	5,465	97,277
Tootsie Roll Industries, Inc.	230	5,697
		2,551,982
Diversified Financials - 4.8%
American Express Company	10,617	537,433
Bank of New York Mellon Corporation (The)	12,136	258,254
BlackRock, Inc.	910	143,589
Capital One Financial Corporation	4,489	204,968
Charles Schwab Corporation (The)	10,516	129,136
CME Group, Inc.	620	170,847
Discover Financial Services	5,374	126,611
Eaton Vance Corporation	1,162	30,549
Franklin Resources, Inc.	1,515	161,544
IntercontinentalExchange, Inc. (a)	723	93,903
Invesco Ltd.	4,540	91,118
Legg Mason, Inc.	1,419	39,023
Northern Trust Corporation	2,045	82,761
NYSE Euronext	2,581	68,577
PHH Corporation (a)	500	9,225
State Street Corporation	4,961	200,375
T. Rowe Price Group, Inc.	2,538	134,108
		2,482,021
Semiconductors - 4.3%
Advanced Micro Devices, Inc. (a)	5,774	33,662
Analog Devices, Inc.	2,957	108,137
Applied Materials, Inc.	12,989	160,024
Entegris, Inc. (a)	1,237	11,084
Intel Corporation	52,028	1,276,767
Lam Research Corporation (a)	1,224	52,620
LSI Corporation (a)	6,078	37,987
Micron Technology, Inc. (a)	8,867	49,567
Novellus Systems, Inc. (a)	906	31,302
Texas Instruments, Inc.	11,364	349,216

Xilinx, Inc.	2,571	$86,026
		2,196,392
Banks - 3.0%
Bank of Hawaii Corporation	490	20,693
BB&T Corporation	6,816	159,085
Cathay General Bancorp	747	10,451
Comerica, Inc.	1,959	50,052
Fifth Third Bancorp	9,129	109,639
First Horizon National Corporation	2,712	18,957
Heartland Financial USA, Inc.	100	1,563
Hudson City Bancorp, Inc.	4,830	30,188
International Bancshares Corporation	518	9,386
Keycorp	9,367	66,131
M&T Bank Corporation	1,110	84,482
New York Community Bancorp, Inc.	4,250	56,568
Old National Bancorp	957	11,072
People's United Financial, Inc.	3,648	46,512
PNC Financial Services Group, Inc.	5,160	277,144
Popular, Inc. (a)	10,129	18,840
Regions Financial Corporation	12,472	49,015
Synovus Financial Corporation	7,482	11,223
U.S. Bancorp	18,911	483,932
Umpqua Holdings Corporation	1,227	14,049
		1,528,982
Consumer Services - 2.9%
Capella Education Company (a)	128	4,456
Chipotle Mexican Grill, Inc. (a)	306	102,853
Choice Hotels International, Inc.	314	11,238
Darden Restaurants, Inc.	1,362	65,212
DeVry, Inc.	621	23,399
Jack in the Box, Inc. (a)	393	8,088
McDonald's Corporation	10,186	945,770
Peet's Coffee & Tea, Inc. (a)	122	7,774
Starbucks Corporation	7,346	311,030
Vail Resorts, Inc.	348	15,507
		1,495,327
Transportation - 2.7%
AMR Corporation (a)	974	2,562
Arkansas Best Corporation	200	4,120
C.H. Robinson Worldwide, Inc.	1,603	111,296
CSX Corporation	10,803	239,935
Expeditors International of Washington, Inc.	2,097	95,623
Genesee & Wyoming, Inc., Class A (a)	383	22,677
J.B. Hunt Transport Services, Inc.	968	40,956
Kansas City Southern (a)	1,080	68,224
Norfolk Southern Corporation	3,464	256,301
Ryder System, Inc.	500	25,470
Southwest Airlines Company	1,829	15,638
United Parcel Service, Inc., Class B	7,235	508,186
		1,390,988
Food & Staples Retailing - 2.6%
Costco Wholesale Corporation	4,293	357,392
CVS Caremark Corporation	13,297	482,681
Safeway, Inc.	3,475	67,311
Sysco Corporation	5,744	159,224
Walgreen Company	8,980	298,136
		1,364,744
Materials - 2.5%
Air Products & Chemicals, Inc.	2,063	177,707
Airgas, Inc.	728	50,196
Alcoa, Inc.	10,485	112,819

Bemis Company, Inc.	1,067	$29,993
Calgon Carbon Corporation (a)	598	9,538
Domtar Corporation	408	33,419
Ecolab, Inc.	2,296	123,617
H.B. Fuller Company	526	11,304
Horsehead Holding Corporation (a)	501	4,349
MeadWestvaco Corporation	1,639	45,744
Minerals Technologies, Inc.	193	10,584
Nalco Holding Company	1,300	49,023
Nucor Corporation	3,110	117,496
Praxair, Inc.	2,981	303,078
Rock-Tenn Company, Class A	681	40,308
Schnitzer Steel Industries, Inc., Class A	236	11,045
Sealed Air Corporation	1,516	26,985
Sigma-Aldrich Corporation	1,198	78,445
Sonoco Products Company	1,014	31,829
Valspar Corporation	900	31,383
Wausau Paper Corporation	442	3,315
Worthington Industries, Inc.	588	10,161
		1,312,338
Insurance - 2.1%
Aflac, Inc.	4,566	205,881
Chubb Corporation	2,851	191,159
Cincinnati Financial Corporation	1,562	45,204
Erie Indemnity Company	302	23,843
Hartford Financial Services Group, Inc. (The)	4,172	80,311
Lincoln National Corporation	3,124	59,512
Phoenix Companies, Inc. (The) (a)	1,000	1,490
Principal Financial Group, Inc.	3,164	81,568
Progressive Corporation (The)	6,156	117,026
StanCorp Financial Group, Inc.	485	16,461
Travelers Companies, Inc. (The)	4,099	239,177
		1,061,632
Consumer Durables & Apparel - 2.0%
Coach, Inc.	2,879	187,337
Columbia Sportswear Company	122	6,556
Deckers Outdoor Corporation (a)	371	42,754
Eastman Kodak Company (a)	2,434	2,702
Harman International Industries, Inc.	684	29,521
KB Home	739	5,151
Leggett & Platt, Inc.	1,391	30,463
Liz Claiborne, Inc. (a)	900	7,209
Mattel, Inc.	3,413	96,383
Meritage Homes Corporation (a)	264	4,686
NIKE, Inc., Class B	3,575	344,451
Pulte Homes, Inc. (a)	3,524	18,254
PVH Corporation	578	43,009
Tupperware Brands Corporation	600	33,924
Under Armour, Inc., Class A (a)	377	31,823
VF Corporation	864	119,422
Whirlpool Corporation	749	38,057
		1,041,702
Utilities - 1.8%
AGL Resources, Inc.	771	32,336
Alliant Energy Corporation	1,050	42,819
Atmos Energy Corporation	881	30,236
Avista Corporation	613	15,601
CenterPoint Energy, Inc.	4,012	83,610
CH Energy Group, Inc.	148	8,171
Cleco Corporation	586	21,606
Consolidated Edison, Inc.	2,862	165,624
IDACORP, Inc.	472	19,059

MGE Energy, Inc.	201	$8,772
National Fuel Gas Company	683	41,861
New Jersey Resources Corporation	400	18,808
Nicor, Inc.	452	25,425
NiSource, Inc.	2,739	60,504
Northeast Utilities	1,765	61,016
Northwest Natural Gas Company	243	11,353
NSTAR	1,038	46,803
OGE Energy Corporation	948	49,050
Pepco Holdings, Inc.	2,224	44,035
Piedmont Natural Gas Company, Inc.	724	23,668
Portland General Electric Company	696	17,080
Questar Corporation	1,712	32,990
UGI Corporation	1,145	32,827
WGL Holdings, Inc.	521	22,304
		915,558
Media - 1.6%
Discovery Communications, Inc., Class A (a)	1,363	59,236
John Wiley & Sons, Inc., Class A	436	20,736
New York Times Company (The), Class A (a)	1,313	10,005
Scholastic Corporation	290	7,787
Virgin Media, Inc.	2,925	71,312
Walt Disney Company (The)	17,615	614,411
Washington Post Company (The), Class B	53	18,028
		801,515
Real Estate - 1.2%
Boston Properties, Inc.	1,431	141,655
CBRE Group, Inc., Class A (a)	2,922	51,953
Corporate Office Properties Trust	695	16,854
Forest City Enterprises, Inc., Class A (a)	1,347	18,427
Jones Lang LaSalle, Inc.	423	27,334
Liberty Property Trust	1,110	35,520
Potlatch Corporation	392	12,732
ProLogis, Inc.	4,434	131,956
Regency Centers Corporation	883	36,168
Vornado Realty Trust	1,630	134,980
		607,579
Telecommunication Services - 1.1%
American Tower Corporation, Class A (a)	3,903	215,055
Cincinnati Bell Inc (a)	1,860	5,989
Crown Castle International Corporation (a)	2,865	118,497
Frontier Communications Corporation	9,813	61,429
Leap Wireless International, Inc. (a)	702	4,879
MetroPCS Communications, Inc. (a)	2,421	20,579
Sprint Nextel Corporation (a)	29,476	75,753
Windstream Corporation	4,968	60,461
		562,642
Renewable Energy & Energy Efficiency - 0.8%
American Superconductor Corporation (a)	418	1,822
Calpine Corporation (a)	3,075	46,648
Cree, Inc. (a)	1,084	28,878
First Solar, Inc. (a)	545	27,125
Fuel Systems Solutions, Inc. (a)	190	4,435
ITC Holdings Corporation	515	37,430
Itron, Inc. (a)	415	15,268
Johnson Controls, Inc.	6,621	218,030
Ormat Technologies, Inc.	164	3,114
Quanta Services, Inc. (a)	2,115	44,182
SunPower Corporation, Class A (a)	223	2,234
Zoltek Companies, Inc. (a)	250	1,812
		430,978

Commercial & Professional Services - 0.6%
Avery Dennison Corporation	1,021	$27,159
Deluxe Corporation	450	10,629
Herman Miller, Inc.	500	10,325
HNI Corporation	400	9,620
Interface, Inc., Class A	636	8,293
Kelly Services, Inc.	327	5,346
Knoll, Inc.	420	6,405
Manpower, Inc.	814	35,116
Pitney Bowes, Inc.	2,036	41,494
R.R. Donnelley & Sons Company	2,000	32,600
Robert Half International, Inc.	1,392	36,791
Steelcase, Inc.	756	5,602
Stericycle, Inc. (a)	797	66,613
Team, Inc. (a)	201	5,027
Tetra Tech, Inc. (a)	668	14,582
		315,602
Automobiles & Components - 0.3%
BorgWarner, Inc. (a)	1,083	82,839
Harley-Davidson, Inc.	2,326	90,481
Modine Manufacturing Company (a)	365	3,858
		177,178
Healthy Living - 0.3%
Hain Celestial Group, Inc. (The) (a)	339	11,377
United Natural Foods, Inc. (a)	466	17,014
Whole Foods Market, Inc.	1,469	105,944
		134,335
Total Securities (Cost $47,101,137)		51,346,695

Short-term Obligation - 0.3%
Repurchase Agreement - State Street Bank & Trust Repurchase Agreement, 0.01%, dated 10/31/11, due 11/1/11, proceeds $128,508 (collateralized by Fannie Mae, 4.00%, due 12/25/2024, value $132,426) (Cost $128,508)		128,508

TOTAL INVESTMENTS (b) - 100.0% (Cost $47,229,645)		51,475,203
Other Assets Less Liabilities - 0.0%		15,914
NET ASSETS -100.0%		$51,491,117

(a)  Non-income producing security.
(b)  The cost of investments for federal income tax purposes is $48,326,136 resulting in gross unrealized appreciation and depreciation of $8,939,120 and $5,790,053 respectively, or net unrealized appreciation of $3,149,067.

See Notes to Schedule of Investments

GREEN CENTURY BALANCED FUND
GREEN CENTURY EQUITY FUND
NOTES TO SCHEDULES OF INVESMENTS
(Unaudited)

Green Century Funds (the “Trust”) is a Massachusetts business trust which offers two separate series, the Green Century Balanced Fund (the “Balanced Fund”) and the Green Century Equity Fund (the “Equity Fund”), collectively, the “Funds”.  The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company.  The Trust accounts separately for the assets, liabilities and operations of each series.  The Balanced Fund commenced operations on March 18, 1992 and the Equity Fund commenced operations on September 13, 1995.
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements.  Actual results could differ from those estimates.  The following is a summary of the Funds’ significant accounting policies:
(A)
Investment Valuation:  Equity securities listed on national securities exchanges other than NASDAQ are valued at last sale price. If a last sale price is not available, securities listed on national exchanges other than NASDAQ are valued at the mean between the closing bid and closing ask prices. NASDAQ National Market® and SmallCapSM securities are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is based on the last traded price if it falls within the concurrent best bid and ask prices and is normalized pursuant to NASDAQ's published procedures if it falls outside this range. If an NOCP is not available for any such security, the security is valued at the last sale price, or, if there have been no sales that day, at the mean between the closing bid and closing ask prices. Unlisted equity securities are valued at last sale price, or when last sale prices are not available, at the last quoted bid price. Debt securities (other than certificates of deposit and short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by a pricing service which takes into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Securities, if any, for which there are no such valuations or quotations available, or for which the market quotation is not reliable, are valued at fair value by management as determined in good faith under guidelines established by the Trustees. Certificates of deposit are valued at cost plus accrued interest, and short-term obligations maturing in sixty days or less are valued at amortized cost, both of which approximates market value.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices for active markets for identical securities.  An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  Quoted prices for identical or similar assets in markets that are not active.  Investments valued at amortized cost. Inputs that are derived principally from or corroborated by observable market data.  An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments

GREEN CENTURY BALANCED FUND
GREEN CENTURY EQUITY FUND
NOTES TO SCHEDULES OF INVESMENTS
(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Balanced Fund’s net assets as of October 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$ 37,335,515	$ -	$ -	$ 37,335,515
Corporate Bonds & Notes	-	11,788,028	-	11,788,028
U.S. Government Agencies	-	5,480,295	-	5,480,295
Certificates of Deposit	-	95,000	-	95,000
Short-Term Obligation	-	1,318,505	-	1,318,505
Total	$ 37,335,515	$ 18,681,828	$ -	$ 56,017,343

*All sub-categories within common stocks represent level 1 evaluation status.

The following is a summary of the inputs used to value the Equity Fund’s net assets as of October 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$ 51,346,695	$ -	$ -	$ 51,346,695
Short-Term Obligation	-	128,508	-	128,508
Total	$ 51,346,695	$ 128,508	$ -	$ 51,475,203

*All sub-categories within common stocks represent level 1 evaluation status.

The Funds did not have any significant transfers into or out of Level 1 and 2, and did not hold any Level 3 securities during the period ended October 31, 2011.

(B)
Securities Transactions and Investment Income:  Securities transactions are recorded on a trade date basis.  Realized gains and losses from securities transactions are determined using the identified cost basis.  Interest income, including amortization of premiums and accretion of discounts on bonds, is recognized on the accrual basis and dividend income is recorded on ex-dividend date.

(C)
Options Transactions:  The Balanced Fund may utilize options to hedge or protect from adverse movements in the market values of its portfolio securities and to enhance return. The Equity Fund is authorized to utilize options to hedge against possible increases in the value of securities which are expected to be purchased by the Equity Fund or possible declines in the value of securities which are expected to be sold by the Equity Fund. The use of options involves risk such as the possibility of illiquid markets or imperfect correlation between the value of the option and the underlying securities.  The Funds are also authorized to write put or call options.  Premiums received upon writing put or call options are recorded as an asset with a corresponding liability which is subsequently adjusted to the current market value of the option.  Changes between the initial premiums received and the current market value of the options are recorded as unrealized gains or losses.  When an option is closed, expired or exercised, a gain or loss is realized and the liability is eliminated.  The Funds continue to bear the risk of adverse movements in the price of the underlying assets during the period of the option, although any potential loss during the period would be reduced by the amount of the option premium received.  As required by the Act, liquid securities are designated as collateral in an amount equal to the market value of open options contracts.

GREEN CENTURY BALANCED FUND
GREEN CENTURY EQUITY FUND
NOTES TO SCHEDULES OF INVESMENTS
(Unaudited)

(D)
Repurchase Agreements:  The Funds enter into repurchase agreements with selected banks or broker-dealers that are deemed by the Funds’ adviser to be creditworthy pursuant to guidelines established by the Board of Trustees.  Each repurchase agreement is recorded at cost, which approximates fair value.  The Funds require that the market value of collateral, represented by securities (primarily U.S. Government securities), be sufficient to cover payments of interest and principal and that the collateral be maintained in a segregated account with a custodian bank in a manner sufficient to enable the Funds to obtain those securities in the event of a default of the counterparty.  In the event of default or bankruptcy by the counterparty to the repurchase agreement, retention of the collateral may be subject to legal proceedings.

Item 2.  Controls and Procedures

(a)
Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, the “Disclosure Controls”) as of a date within 90 days of the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information that is required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosures.

(b)
There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits

Certifications for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Green Century Funds

/s/ Kristina A. Curtis
Kristina A. Curtis
President and Principal Executive Officer
December 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kristina A. Curtis
Kristina A. Curtis
President and Principal Executive Officer
December 29, 2011

/s/ Kristina A. Curtis
Kristina A. Curtis
Treasurer and Principal Financial Officer
December 29, 2011